TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Abstract]
Opening balance	R (9,700,000)	R (11,100,000)
Net of impairments raised and bad debt recovered	500,000	1,400,000
Bad debt written off against related receivable	0	0
Closing balance	R (9,200,000)	R (9,700,000)